Transactions with Related Parties-Management Agreements (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Oct. 01, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Management Fees - related party			$ 743,000	$ 1,625,000	$ 2,415,000
[SeanergyManagementAndEstAgreementMember]
Related Party Transaction [Line Items]
Successive agreement period in years			1
Notice of termination period in months			3
Daily fixed fee per vessel in EUR	460
Daily fixed fee per vessel in USD		450	450	450
Management Fees - related party			$ 743,000	$ 1,625,000	$ 2,415,000